Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Basic:
Profit attributable to shareholders of the Company	¥ 316,382	¥ 249,415
Weighted average number of common stock in issue (in thousands of shares)	1,369,998	1,380,757
Basic earnings per share	¥ 230.94	¥ 180.64
Diluted:
Profit attributable to the common shareholders of the Company	¥ 316,382	¥ 249,415
Impact of dilutive potential ordinary shares issued by subsidiaries		(9)
Net profit used to determine diluted earnings per share	¥ 316,382	¥ 249,406
Weighted average number of common stock in issue (in thousands of shares)	1,369,998	1,380,757
Adjustments for stock options (in thousands of shares)	677	818
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,370,675	1,381,575
Diluted earnings per share	¥ 230.82	¥ 180.52